Stock-Based Compensation (Details) - USD ($)					3 Months Ended		12 Months Ended		36 Months Ended
	Feb. 05, 2025	Mar. 13, 2024	Mar. 06, 2024	Dec. 28, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Effective date of the closing term					3 years
Weighted average price (in Dollars per share)					$ 15		$ 15		$ 15
Total issued and outstanding capital stock rate					1.00%		1.00%
Compensation expense (in Dollars)					$ 436,323
Granted date					1 year 10 months 24 days
Percentage of related expense and deduction items					100.00%
Shares issued price per share (in Dollars per share)					$ 5
Unrecognized compensation expense (in Dollars)							$ 2,059,288		$ 2,059,288
Unrecognized compensation cost related to stock options							2 years 6 months
Fair Value Inputs Level1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (in Dollars per share)	$ 2.57	$ 6.97
Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of grants of vested shares					50.00%
Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of grants of vested shares					50.00%
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average price (in Dollars per share)					$ 12.5		$ 12.5		$ 12.5
Total issued and outstanding capital stock rate					1.00%		1.00%
Heliogen, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense (in Dollars)					$ 406,000	$ 1,286,000	$ 2,633,000	$ (5,164,000)
2024 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding shares			3,220,400
Rate of outstanding shares			2.00%
Weighted average price (in Dollars per share)					$ 7.5		$ 7.5		$ 7.5
Total issued and outstanding capital stock rate					1.00%		1.00%
2024 Omnibus Incentive Plan [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested shares					50,000		50,000
Granted date							12 months
2024 Omnibus Incentive Plan One [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested shares					50,000		50,000
Granted date							24 months
2024 Omnibus Incentive Plan Two [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested shares					50,000		50,000
Granted date							35 months
February 2025 Grants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted date					2 years 10 months 24 days
Sun Manager LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares					525,000
Sun Managers, LLC Management Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense (in Dollars)					$ 792,750
Seasonal Manager Stock Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense (in Dollars)					$ 436,323
Granted date					1 year
Restricted shares					577,910
2021 Equity Incentive Plan [Member] | Heliogen, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized							327,265		327,265
Percentage of common stock outstanding				4.00%
Exercise of incentive stock options shares				1,018,642
Unvested restricted stock units [Member] | Heliogen, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost related to stock options					1 year 9 months 18 days		2 years
Unrecognized compensation expense (in Dollars)					$ 1,900,000		$ 2,900,000		$ 2,900,000
Grant date fair value of vested RSU awards (in Dollars)							7,300,000	17,200,000
Stock options [Member] | Heliogen, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense (in Dollars)					68,000	129,000	$ 517,000	(11,738,000)
Unrecognized compensation cost related to stock options							3 months 18 days
Intrinsic value of stock options exercised value (in Dollars)							$ 7,000	1,600,000
Cost related to stock options (in Dollars)							100,000		$ 100,000
Recognized a net reduction (in Dollars)								$ 12,500,000
Stock options [Member] | Heliogen, Inc. [Member] | Former Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options forfeited								279,589
Employee Stock Purchase Plan [Member] | Heliogen, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense (in Dollars)					$ 3,000	$ 9,000	$ 39,000	$ 238,000
Employee Stock Purchase Plan [Member] | 2021 ESPP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Discount to market price				15.00%
Shares issued									59,459
Vendors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity compensation							375,000	120,707
Class A Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares	250,000
Shares issued price per share (in Dollars per share)					$ 12		$ 12		$ 12
Class A Common Stock [Member] | Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares	740,000
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Consecutive trading days period					20 days
Compensation expense (in Dollars)					$ 718,674
Minimum [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Consecutive trading days period					20 days
Minimum [Member] | February 2025 Grants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense (in Dollars)					$ 189,499
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Consecutive trading days period					30 years
Maximum [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Consecutive trading days period					30 days
Maximum [Member] | March 2024 Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense (in Dollars)					$ 1,340,614
Maximum [Member] | February 2025 Grants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense (in Dollars)					$ 2,354,801
Employee Stock Purchase Plan [Member] | 2021 ESPP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock outstanding							1.00%
Exercise of incentive stock options shares							271,638
Capital shares reserved for future issuance							243,335		243,335